SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES FOR RECEIVABLES FROM CUSTOMERS (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 62,263
Allowance for credit losses recognized			62,263
Ending balance			62,263
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	62,263
Allowance for credit losses recognized			62,263
Ending balance	$ 62,263		$ 62,263